Stock-Based Compensation - Summary of Stock-based Compensation (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 23,226	$ 22,470	$ 58,835	$ 55,207	$ 73,620	$ 28,932	$ 29,076
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	418	1,286	1,126	3,461	4,930	2,240	3,084
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	2,032	2,670	3,587	6,213	8,725	4,438	4,113
Selling, general, and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 20,776	$ 18,514	$ 54,122	$ 45,533	$ 59,965	$ 22,254	$ 21,879